Offerings	Feb. 05, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 5,861,484.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 809.47
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters' Warrant
Fee Rate	0.01381%
Amount of Registration Fee	$ 0.00
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

No fee required pursuant to Rule 457(g) under the Securities Act.

Offering: 3
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary shares underlying Underwriters' Warrant
Maximum Aggregate Offering Price	$ 97,807.50
Fee Rate	0.01381%
Amount of Registration Fee	$ 13.51
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Represents Class A Ordinary Shares underlying warrants issuable to the representative of the several underwriters to purchase up to an aggregate of 7% of the Class A Ordinary Shares sold in the offering (including any Class A Ordinary Shares pursuant to the exercise of the over-allotment option) at an exercise price equal to 135% of the public offering price. The warrants will be exercisable at any time after the date of the closing of this offering and will expire five years from the date of closing of this offering, and may be exercised on a cashless basis.

Offering: 4
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares, par value US$0.0001 per share
Maximum Aggregate Offering Price	$ 14,375,000.00
Amount of Registration Fee	$ 1,985.19
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Pursuant to Rule 416 under the Securities Act, as amended, there is also being registered hereby such indeterminate number of additional Class A Ordinary Shares of the Registrant as may be issued or issuable because of stock splits, stock dividends, stock distributions, and similar transactions.

Offering: 5
Offering:
Fee Previously Paid	true
Other Rule	true
Security Type	Equity
Security Class Title	Underwriters' Warrant
Amount of Registration Fee	$ 0.00
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

No fee required pursuant to Rule 457(g) under the Securities Act.
Offering: 6
Offering:
Fee Previously Paid	true
Rule 457(o)	true
Security Type	Equity
Security Class Title	Class A Ordinary Shares underlying Underwriters' Warrant
Maximum Aggregate Offering Price	$ 1,358,437.50
Amount of Registration Fee	$ 187.60
Offering Note	This Registration Statement also covers the offering by the Selling Shareholders of an aggregate of 1,072,552 Class A Ordinary Shares previously issued to the them as named in the Registration Statement. Estimated solely for the purpose of calculating the amount of the registration fee pursuant to Rule 457(o) under the Securities Act of 1933 (the “Securities Act”), as amended.

Represents Class A Ordinary Shares underlying warrants issuable to the representative of the several underwriters to purchase up to an aggregate of 7% of the Class A Ordinary Shares sold in the offering (including any Class A Ordinary Shares pursuant to the exercise of the over-allotment option) at an exercise price equal to 135% of the public offering price. The warrants will be exercisable at any time after the date of the closing of this offering and will expire five years from the date of closing of this offering, and may be exercised on a cashless basis.